SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Accounts Receivable Allowances

The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 30, 2023:
Allowance for possible losses on accounts receivable	$11,727	$56,522	$(63,116)	$5,133
Year Ended December 31, 2022:
Allowance for possible losses on accounts receivable	$5,085	$79,862	$(73,220)	$11,727
Year Ended December 25, 2021:
Allowance for possible losses on accounts receivable	$4,629	$66,883	$(66,427)	$5,085
*	Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Schedule of Components of Property, Plant and Equipment

	Year Ended
	December 30,	December 31,
	2023	2022
Land and improvements	$185,188	$171,729
Building and improvements	400,232	355,228
Machinery and equipment	884,880	708,095
Furniture and fixtures	26,275	23,186
Construction in progress	62,729	121,730
Total Property, Plant and Equipment, Gross	$1,559,304	$1,379,968

Schedule of Estimated Useful Lives of Property, Plant, and Equipment

Land improvements	5 to 15 years
Buildings and improvements	10 to 32 years
Machinery, equipment and office furniture	2 to 20 years

Schedule of Disaggregation of revenue

The following table presents our net sales disaggregated by revenue source (in thousands):

	Year Ended
	December 30,	December 31,	December 25,	2023 vs. 2022	2022 vs. 2021
	2023	2022	2021	% Change	% Change
Point in Time Revenue	$7,069,690	$9,442,794	$8,512,012	(25.1)%	10.9%
Over Time Revenue	148,694	183,945	124,122	(19.2)%	48.2%
Total Net Sales	$7,218,384	$9,626,739	$8,636,134	(25.0)%	11.5%

Schedule of Percentage of Completion Account Balances

The following table presents the balances of over time accounting accounts on December 30, 2023 and December 31, 2022 which are included in “Other current assets” and “Accrued liabilities: Other”, respectively (in thousands):

	December 30,	December 31,
	2023	2022
Cost and Earnings in Excess of Billings	$3,572	$6,798
Billings in Excess of Cost and Earnings	9,487	10,184

Schedule of Computation of earnings per share	The computation of EPS is as follows (in thousands):

	December 30,	December 31,	December 25,
	2023	2022	2021
Numerator:
Net earnings attributable to controlling interest	$514,312	$692,651	$535,640
Adjustment for earnings allocated to non-vested restricted common stock equivalents	(25,139)	(27,488)	(17,342)
Net earnings for calculating EPS	$489,173	$665,163	$518,298
Denominator:
Weighted average shares outstanding	62,683	62,667	62,209
Adjustment for non-vested restricted common stock equivalents	(3,064)	(2,487)	(2,014)
Shares for calculating basic EPS	59,619	60,180	60,195
Effect of dilutive restricted common stock equivalents	1,020	473	159
Shares for calculating diluted EPS	60,639	60,653	60,354
Net earnings per share:
Basic	$8.21	$11.05	$8.61
Diluted	$8.07	$10.97	$8.59